Stockholders' Equity (Preferred Stock) (Detail Textuals) (USD $)	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Jun. 30, 2014 Series A Junior Participating Preferred Stock	Dec. 31, 2013 Series A Junior Participating Preferred Stock	Jun. 30, 2014 Series B Preferred Stock	Dec. 31, 2013 Series B Preferred Stock	Mar. 07, 2014 Series C Preferred Stock	Jun. 30, 2014 Series C Preferred Stock	Dec. 31, 2013 Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000	100,000									1,200
Shares issued during period							90,000	90,000	1,000	1,000	1,200
Sale of warrants to purchase one share of common stock					1,300,000	800,000					6,000,000
Proceeds from sales of common shares, Series C preferred shares and warrants, net			$ 1,112,000								$ 6,000,000
Conversion price per share											$ 0.75
Stated value per share of preferred stock											$ 5,000
Shares issued upon conversion											8,000,000
Exercise price of warrants		0.89	0.28	0.28		0.75					0.75
Derivative Liability	6,500,000
Amount of loss upon issuance	(500,000)
Number of warrants called by common stock aggregate purchase price											6,000,000
Stock issuance costs												$ 70,000